Victory Core Bond Index Fund | Victory Core Bond Index Fund
Victory Core Bond Index Fund
Investment Objective
The Fund seeks to provide a high level of income.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 22 of the Fund's Prospectus and on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Core Bond Index Fund	Class A		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%		none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 26.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Core Bond Index Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares.)	[1]	0.63%	0.72%
Total Annual Fund Operating Expenses		1.13%	1.22%
Fee Waiver/Expense Reimbursement		(0.48%)	(0.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.65%	0.30%
[1]	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A and Class I shares do not exceed 0.65% and 0.30%, respectively, until at least February 28, 2014.

Example:

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Core Bond Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	265	505	764	1,505
Class I	31	296	582	1,396

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in a portfolio of debt securities that is designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital U.S. Aggregate Bond Index (the "Index"). Under normal circumstances the Fund will invest at least 80% of its net assets in securities included in the Index. The Fund will notify its shareholders at least 60 days before changing this policy. For the purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Index is largely comprised of investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year.

The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index. As of December 31, 2012, the dollar weighted average maturity was 6.80 years for the portfolio and 6.96 years for the Index. As of December 31, 2012, the average credit quality was AA1/AA2 for the portfolio and the Index. These averages fluctuate over time.

The Fund may also hold short-term debt securities and money market instruments.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

■  The market values of the securities acquired by the Fund decline.

■  The portfolio manager does not execute the Fund's principal investment strategies effectively.

■  Interest rates rise.

■  An issuer's credit quality is downgraded or an issuer defaults on its securities. This risk is greater for any investments in below investment grade rated debt.

■  The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

■  The rate of inflation increases.

■  The average life of a mortgage-related security is shortened or lengthened.

■  A U.S. government agency or instrumentality defaults on its obligation and the U.S. government does not provide support.

■  The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the Index.

■  An investment company in which the Fund invests does not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive from their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital U.S. Aggregate Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one was included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 6.79% (quarter ended September 30, 2009) Lowest -2.86% (quarter ended September 30, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2012)
Average Annual Returns Victory Core Bond Index Fund	Label	1 Year	5 Years	10 Years		Inception Date
Class A	CLASS A Before Taxes	1.53%	3.90%	3.52%
Class I	CLASS I Before Taxes	3.82%	4.63%	4.88%	[1]	Aug. 31, 2007
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	0.47%	2.38%	1.95%
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	0.99%	2.41%	2.06%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	4.21%	5.95%	5.18%
[1]	Performance is from August 31, 2007, inception date of Class I shares.